Write-down of vessels	9 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Write-down of vessels
Write-down of vessels
During the three and nine months ended September 30, 2017, the carrying value of the Petrojarl I FPSO unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of increasing costs associated with additional upgrade work required and estimated liquidated damages associated with the delay in the commencement of the unit's operations. During the third quarter of 2017, the Petrojarl I FPSO unit was moved from the Damen Shipyard in the Netherlands to complete upgrades at the Aibel AS shipyard in Norway. Upon arrival at the Aibel AS shipyard, it was determined that additional upgrade work was required, resulting in a further increase in costs and a further delay of the commencement of the FPSO unit's operations which is expected to be delayed by approximately two months until early-2018. The Partnership's consolidated statement of (loss) income for the three and nine months ended September 30, 2017 includes a $213.2 million write-down related to this unit. The write-down is included in the Partnership's FPSO segment.
During the three and nine months ended September 30, 2017, the carrying value of the Cidade de Rio das Ostras FPSO unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of a change in the operating plans for the unit resulting from receiving confirmation from the charterer in the third quarter of 2017 that it will not extend the charter contract beyond the expiration date of January 2018. The Partnership's consolidated statement of (loss) income for the three and nine months ended September 30, 2017 includes a $52.0 million write-down related to this unit. The write-down is included in the Partnership's FPSO segment.
During the three and nine months ended September 30, 2017, the carrying value of the HiLoad DP unit was written down to its estimated fair value, using a discounted cash flow valuation, as a result of a change in expectations for the future employment opportunities for the unit and the unit proceeding into cold lay-up. The Partnership's consolidated statement of (loss) income for the three and nine months ended September 30, 2017 includes a $26.3 million write-down related to this unit. The write-down is included in the Partnership's shuttle tanker segment.
During the three and nine months ended September 30, 2017, the carrying value of the Navion Brasilia and Nordic Rio shuttle tankers were written down to their estimated fair values, using appraised values, as a result of a change in the operating plans for these vessels, due to the redelivery of these vessels from their charterer after completing their bareboat charter contracts in July 2017 and a resulting change in expectations for the future opportunities for the vessels. The Partnership's consolidated statement of (loss) income for the three and nine months ended September 30, 2017 includes a $20.1 million write-down related to these vessels, of which $10.8 million is included in a 50%-owned subsidiary of the Partnership. The write-down is included in the Partnership's shuttle tanker segment.
During the three and nine months ended September 30, 2017, the carrying value of the Navion Marita shuttle tanker was written down to its estimated fair value, using an appraised value, as a result of the expected sale of the vessel and the vessel was classified as held for sale on the Partnership's consolidated balance sheet as at September 30, 2017. The Partnership's consolidated statement of (loss) income for the three and nine months ended September 30, 2017 includes a $5.1 million write-down related to this vessel. The write-down is included in the Partnership's shuttle tanker segment.
During the nine months ended September 30, 2016, the Partnership canceled the UMS construction contracts for its two UMS newbuildings. As a result, the carrying values of these two UMS newbuildings were written down to $nil. The Partnership's consolidated statement of loss for the nine months ended September 30, 2016 includes a $43.7 million write-down related to these two UMS newbuildings (see notes 3 and 9c). The write-down is included in the Partnership’s UMS segment.